Debt (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt [Abstract]
Debt
Note 3 - Debt

On August 5, 2016, the Company entered into a loan and security agreement with Silicon Valley Bank (the Bank).  Under this agreement, the Bank agreed to provide the Company with up to $5.0 million in debt financing, consisting of a term loan in an aggregate original principal amount not to exceed $4.0 million (the “Term Loan”) and a revolving line of credit in an aggregate principal amount not to exceed $1.0 million outstanding at any time (the “Revolving Line”).  Proceeds from the loans were to be used for general corporate and working capital purposes.  Advances under the Term Loan were available to the Company until November 30, 2016 and were subject to the Company’s compliance with liquidity covenants. The Term Loan expired unused on November 30, 2016 and the Term Loan is no longer available to be drawn. Advances under the Revolving Line are available to the Company until March 31, 2020 and accrue interest at a floating annual rate equal to 1.75% or 1.0% above the prime rate, depending on liquidity factors. Outstanding borrowings, if any, are collateralized by all of the Company’s assets, excluding intellectual property which is subject to a negative pledge. There were no borrowings outstanding under this facility as of September 30, 2019 or December 31, 2018.

Note 5—Debt

On August 5, 2016, the Company entered into a loan and security agreement with Silicon Valley Bank (the Bank).  Under the agreement, the Bank agreed to provide the Company with up to $5.0 million in debt financing, consisting of a term loan in an aggregate original principal amount not to exceed $4.0 million (the “Term Loan”) and a revolving line of credit in an aggregate principal amount not to exceed $1.0 million outstanding at any time (the “Revolving Line”; together with the Term Loan, the “Loans”).  Proceeds from the Loans were to be used for general corporate and working capital purposes.  The Term Loan expired unused on November 30, 2016. Advances under the Revolving Line, if any, are available to the Company until March 31, 2020 and accrue interest at a floating annual rate equal to 1.75% or 1.0% above the prime rate, depending on liquidity factors. Outstanding borrowings, if any, are collateralized by all of the Company’s assets, excluding intellectual property which is subject to a negative pledge. There were no borrowings outstanding under this facility as of December 31, 2018 or 2017.

Warrants: In connection with the funding of term loans under prior agreements, the Company issued warrants to the Bank and one of its affiliates to purchase 9 shares of common stock at an exercise price of $43,848 per share and warrants to purchase 4 shares of common stock at an exercise price of $30,912 per share. The Company valued these warrants at $32,424 per share and $22,764 per share, respectively, utilizing the Black Scholes option pricing model and the following assumptions: an expected dividend yield of 0%, an expected stock price volatility of 88.07% and 87.04%, a risk-free interest rate of 1.86% and 2.20%, and an expected life of 6.25 years. The warrants were fully vested on the date of grant and expire on February 2025, and June 2025, respectively.